Right-of-use asset (Tables)	6 Months Ended
Jun. 30, 2019
Right-of-use asset
Summary of right-of-use asset

Figures in million - SA rand	Six months ended
Jun 2019
Impact of adopting IFRS 16 on 1 January 2019	302.0
Right-of-use asset acquired on acquisition of subsidiaries	133.3
Amortisation	(47.2)
Transfers and other movements	(5.7)
Foreign currency translation	(0.1)
Carrying value at end of the period	382.3